Independent Auditors' Report

The Board of Directors
Sentry Life Insurance Company
and
The Policy Owners of
Sentry Variable Life Account I:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, "the Accounts")) as of December 31, 2008, and the related statements of operations for the year ended December 31, 2008 and changes in net assets and the financial highlights for the years ended December 31, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006, 2005, and 2004 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2008 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2008, and the results of their operations for the year ended December 31, 2008, and changes in net assets and financial highlights for the years ended December 31, 2008 and 2007, in conformity with U.S. generally accepted accounting principles.



February 24, 2009

                          SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2008


Assets:

Investments at fair value:

     Janus Aspen Series:
         Aspen Large Cap Growth Portfolio, 8,028 shares (cost $181,940)             $            126,838
         Aspen Mid Cap Growth Portfolio, 104,064 shares (cost $2,916,867)                      2,212,397
         Aspen Forty Portfolio, 3,690 shares (cost $100,704)                                      84,763
         Aspen Worldwide Growth Portfolio, 1,328 shares (cost $40,243)                            25,588
         Aspen Balanced Portfolio, 5,819 shares (cost $153,652)                                  133,249

     T. Rowe Price Fixed Income Series, Inc.:
         Prime Reserve Portfolio, 269,417 shares (cost $269,417)                                 269,417
         Limited Term Bond Portfolio, 24,677 shares (cost $121,653)                              118,945

     T. Rowe Price Equity Series, Inc.:
         Equity Income Portfolio, 9,001 shares (cost $206,972)                                   129,068
         Personal Strategy Balanced Portfolio, 118,916 shares (cost $2,018,512)                1,510,227

     T. Rowe Price International Series, Inc.:
         International Stock Portfolio, 2,779 shares (cost $46,199)                               22,899
                                                                                     -------------------

Total Assets                                                                        $          4,633,391

Total Liabilities                                                                                      -
                                                                                     -------------------

Net Assets                                                                          $          4,633,391
                                                                                      ==================

                  See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

                                                                For the Year ended December 31, 2008
                                               ------------------------------------------------------------------------
                                                   Janus Aspen                Janus Aspen
                                                    Large Cap                   Mid Cap                 Janus Aspen
                                                     Growth*                     Growth                   Forty**
                                               ---------------------        -----------------        ------------------
Investment Income:
  Dividends                                    $             1,298          $          8,566         $             181

Expenses:
  Mortality and expense risk charges                          1,832                   35,668                     1,411
                                               ---------------------        -----------------        ------------------

Net investment income (loss)                                  (534)                 (27,102)                   (1,230)
                                               ---------------------        -----------------        ------------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                       10,247                  455,390                    11,106

  Capital gain distributions received          -                                     194,759                     -
                                               ---------------------        -----------------        ------------------

  Realized gain (loss) on investments and
    capital gain distributions, net                          10,247                  650,149                    11,106

Unrealized appreciation (depreciation), net                (92,664)              (2,422,210)                  (77,373)
                                               ---------------------        -----------------        ------------------


Net increase in net assets from operations     $          (82,951)          $    (1,799,163)         $        (67,497)
                                               =====================        =================        ==================

                                                                    For the Year ended December 31, 2008
                                                                ---------------------------------------------
                                                                    Janus Aspen
                                                                     Worldwide                 Janus Aspen
                                                                       Growth                    Balanced
                                                                ---------------------        ----------------

Investment Income:
  Dividends                                                     $               462          $          4,142

Expenses:
  Mortality and expense risk charges                                            418                     1,662
                                                                ---------------------        ----------- ----

Net investment income (loss)                                                     44                     2,480
                                                                ---------------------        ----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                                          749                    12,215

  Capital gain distributions received                           -                                      10,637
                                                                ---------------------        ----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                                             749                    22,852

Unrealized appreciation (depreciation), net                                 (22,541)                 (52,086)
                                                                ---------------------        ----------------


Net increase in net assets from operations                      $           (21,748)          $       (26,754)
                                                                =====================        =================


                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

                                                                For the Year ended December 31, 2008
                                               ---------------------------------------------------------------
                                                                        T. Rowe Price
                                                  T. Rowe Price         Limited Term             T. Rowe Price
                                                  Prime Reserve           Bond                   Equity Income
                                               -----------------       ----------------        ---------------
Investment Income:
  Dividends                                    $      7,269            $        5,349          $         4,033

Expenses:
  Mortality and expense risk charges                   2,910                    1,409                    1,919
                                               --------------          -----------------        --------------

Net investment income (loss)                           4,359                    3,940                    2,114
                                               --------------          -----------------        --------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                 -                       (2,160)                 (4,394)

  Capital gain distributions received                  -                            -                    5,354
                                               --------------          -----------------        --------------

  Realized gain (loss) on investments and
    capital gain distributions, net                    -                       (2,160)                     960

Unrealized appreciation (depreciation), net            -                       (1,250)                (81,211)
                                               --------------          -----------------        --------------


Net increase in net assets from operations     $      4,359            $          530             $   (78,137)
                                               ==============          =================          ============


                                                      For the Year ended December 31, 2008
                                                ----------------------------------------------
                                                 T. Rowe Price          T. Rowe Price
                                                 Personal Strategy      International
                                                    Balanced                Stock
                                                --------------        ------------

Investment Income:
  Dividends                                     $      48,377          $       733

Expenses:
  Mortality and expense risk charges                   20,718                  519
                                                --------------        ------------

Net investment income (loss)                           27,659                  214
                                                --------------        ------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                 54,898                  352

  Capital gain distributions received                  13,247                1,415
                                                --------------        ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                    68,145                1,767

Unrealized appreciation (depreciation), net         (787,231)             (31,060)
                                                --------------        ------------


Net increase in net assets from operations      $   (691,427)         $   (29,079)
                                                ==============        ============

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          For the Years ended December 31,
                                             -----------------------------------------------------------------------------------
                                             -----------------------------    ---------------------------
                                                     Janus Aspen                      Janus Aspen
                                                      Large Cap                         Mid Cap                Janus Aspen
                                                       Growth*                          Growth                   Forty**
                                             -------------------------     --------------------------    -----------------------
                                                2008           2007            2008           2007         2008          2007
                                             ----------    -----------     -----------    -----------    ---------   -----------
Increase (decrease) in net assets from
operations:
  Net investment income (loss)               $    (534)    $     (680)     $  (27,102)    $  (33,794)     (1,230)   $      (930)

  Realized gains (losses) on investments         10,247         16,111         650,149        389,280      11,106          9,494

  Unrealized appreciation (depreciation),
net                                            (92,664)         12,085     (2,422,210)        391,365    (77,373)         32,785
                                             -----------   ------------    -----------    -----------    --------   ------------


Net increase in net assets from operations     (82,951)         27,516     (1,799,163)        746,851    (67,497)         41,349
                                             -----------   -----------    -----------     -----------    --------   ------------

Contract transactions:
  Purchase payments                              19,269         29,736         329,047        362,498      11,944         11,970

  Transfers between subaccounts, net              (176)        (8,168)         (1,987)       (62,912)       3,046          3,297

  Withdrawals and surrenders                    (1,443)       (28,292)       (187,181)      (276,991)    (12,761)        (3,654)

  Monthly deductions                           (14,453)       (14,468)       (305,123)      (304,973)     (8,677)        (6,929)

  Policy loans                                    (385)        (6,303)          27,882       (21,776)         137        (5,075)

  Death benefits                                      -              -              -        (14,302)           -              -
                                             -----------   -----------     -----------    -----------    --------   ------------

Net increase (decrease) in net assets
  derived from contract transactions              2,812       (27,495)       (137,362)      (318,456)     (6,311)          (391)
                                             -----------   -----------     -----------    -----------    ---------   -----------

Total increase (decrease) in net assets        (80,139)             21     (1,936,525)        428,395    (73,808)         40,958

Net assets at beginning of year                 206,977        206,956       4,148,922      3,720,527     158,571        117,613
                                             -----------   -----------     -----------    -----------    --------   ------------

Net assets at end of year                    $  126,838    $   206,977      $2,212,397    $ 4,148,922    $ 84,763   $    158,571
                                             =============  ==========     ===========    ===========    ========   ============

                                                           For the Years ended December 31,
                                             --------------------------------------------------------
                                                     Janus Aspen
                                                      Worldwide                     Janus Aspen
                                                        Growth                       Balanced
                                             -------------------------     --------------------------
                                                2008            2007            2008          2007
                                             ----------    -----------     -----------    -----------
Increase (decrease) in net assets from
operations:
  Net investment income (loss)               $       44    $     (170)     $     2,480    $     2,698

  Realized gains (losses) on investments            749          5,145          22,852          6,939

  Unrealized appreciation (depreciation),
net                                            (22,541)            399        (52,086)          5,627
                                             ----------    -----------     -----------    -----------


Net increase in net assets from operations     (21,748)          5,374        (26,754)         15,264
                                             ----------    -----------      ----------    -----------

Contract transactions:
  Purchase payments                               2,693          3,275          12,486         19,718

  Transfers between subaccounts, net                116          5,580             350          7,442

  Withdrawals and surrenders                    (6,389)       (11,817)        (21,206)        (4,883)

  Monthly deductions                            (4,389)        (4,783)        (11,619)       (10,679)

  Policy loans                                      722        (1,728)         (2,671)        (1,814)

  Death benefits                                     -             -             -              -
                                             ----------    -----------     -----------    -----------

Net increase (decrease) in net assets
  derived from contract transactions            (7,247)        (9,473)        (22,660)          9,784
                                             ----------    -----------     -----------    -----------

Total increase (decrease) in net assets        (28,995)        (4,099)        (49,414)         25,048

Net assets at beginning of year                  54,583         58,682         182,663        157,615
                                             ----------    -----------     -----------    -----------

Net assets at end of year                    $   25,588    $    54,583     $   133,249    $   182,663
                                             ==========    ===========     ===========    ===========


                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the Years ended December 31,
                                             -----------------------------------------------------------------------------------
                                                                                     T. Rowe Price
                                                    T. Rowe
                                                      Price                           Limited Term           T. Rowe Price
                                                 Prime Reserve                            Bond              Equity Income
                                             -------------------------     --------------------------    -----------------------
                                                2008          2007            2008            2007         2008         2007
                                             ----------    -----------     -----------    -----------    --------   ------------
Increase (decrease) in net assets from
operations:
  Net investment income (loss)               $    4,359    $--   9,309     $     3,940    $     4,573    $  2,114     $    2,256

  Realized gains (losses) on
investments                                      -             -               (2,160)        (1,111)         960         47,576

  Unrealized appreciation
(depreciation), net                              -             -               (1,250)          2,400    (81,211)       (40,313)
                                             ----------    -----------     -----------    -----------    --------   ------------


Net increase in net assets from
operations                                        4,359          9,309             530          5,862    (78,137)          9,519
                                             ----------    -- --------     -----------    -----------    --------   ------------

Contract transactions:
  Purchase payments                              11,793         13,521           9,386         12,087      17,005         43,117

  Transfers between subaccounts,
net                                               (235)         84,937           9,298       (13,991)       (559)       (23,392)

  Withdrawals and surrenders                   (20,469)        (2,019)        (22,337)        (1,336)    (71,644)        (9,322)

  Monthly deductions                           (19,825)       (18,311)        (14,153)       (12,952)    (12,870)       (27,149)

  Policy loans                                    2,199            (2)           2,576        (1,160)     (4,610)       (27,797)

  Death benefits                                      -             -               -         (2,941)          -        (33,853)
                                             ----------    -----------     -----------    -----------    --------   ------------

Net increase (decrease) in net
assets
  derived from contract transactions           (26,537)         78,126        (15,230)       (20,293)    (72,678)       (78,396)
                                             ----------    -----------     -----------    -----------    --------   ------------

Total increase (decrease) in net
assets                                         (22,178)         87,435        (14,700)       (14,431)    (150,815)      (68,877)

Net assets at beginning of year                 291,595        204,160         133,645        148,076     279,883        348,760
                                             ----------    -----------     -----------    -----------    ---------  ------------

Net assets at end of year                    $  269,417    $   291,595     $   118,945    $   133,645    $129,068   $    279,883
                                             ==========    ===========     ===========    ===========    =========  ===========

                                                        For the Years ended December 31,
                                             --------------------------------------------------------
                                             T. Rowe Price                   T. Rowe Price
                                             Personal Strategy                  International
                                             Balanced                              Stock
                                             -------------------------     -------------------------
                                               2008          2007             2008           2007
                                             ----------    -----------     -----------    ----------
Increase (decrease) in net assets from
operations:
  Net investment income (loss)               $   27,659    $    25,676     $       214    $       761

  Realized gains (losses) on
investments                                      68,145        277,495           1,767         19,475

  Unrealized appreciation
(depreciation), net                           (787,231)      (160,837)        (31,060)        (7,429)
                                             ----------    -----------     -----------    -----------


Net increase in net assets from
operations                                    (691,427)        142,334        (29,079)         12,807
                                            -----------    -----------     -----------    -----------

Contract transactions:
  Purchase payments                              94,538        117,595           6,313          9,567

  Transfers between subaccounts,
net                                               (815)       (27,097)         (9,038)         34,304

  Withdrawals and surrenders                   (69,439)      (104,801)        (79,619)        (2,243)

  Monthly deductions                          (105,104)      (104,376)         (5,497)        (5,997)

  Policy loans                                    1,849         35,538             402        (2,200)

  Death benefits                                    -            -                  -            -
                                             ----------    -----------     -----------    -----------

Net increase (decrease) in net
assets
  derived from contract transactions           (78,971)       (83,141)        (87,439)         33,431
                                             ----------    -----------     -----------    -----------

Total increase (decrease) in net
assets                                        (770,398)         59,193       (116,518)         46,238

Net assets at beginning of year               2,280,625      2,221,432         139,417         93,179
                                             ----------    -----------     -----------    -----------

Net assets at end of year                    $1,510,227     $2,280,625     $    22,899    $   139,417
                                             ==========    ===========     ===========    ===========


                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS December 31, 2008 and 2007

1.  Organization

    The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of variable life insurance contracts on October 13, 2003. The Account is an accounting entity wherein all segregated account transactions are reflected.

    The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series,Inc. (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

    The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.  Significant Accounting Policies

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Valuation of Investments

    Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2008. The Funds value their investment securities at fair value.

    Policy Loans

    The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

    Securities Transactions and Investment Income

    Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

    Federal Income Taxes

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

    Recently Issued Accounting Standard

    In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequentto initital recognition, the reporting entity shall

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007


    discloseinformation that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted
    SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Variable Account's financial position or results of operations.

3.  Purchases and Sales of Securities

    In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                 Proceeds
                                                    Purchases    on Sales
                                                    ----------   --------------
     *  Janus Aspen Large Cap Growth Portfolio      $   73,469   $  71,183
        Janus Aspen Mid Cap Growth Portfolio           917,152     886,857
    **  Janus Aspen Forty Portfolio                     16,748      24,297
        Janus Aspen Worldwide Growth Portfolio          10,122      17,326
        Janus Aspen Balanced Portfolio                  41,223      50,768
        T. Rowe Price Prime Reserve Portfolio          134,477     156,655
        T. Rowe Price Limited Term Bond Portfolio       45,243      56,533
        T. Rowe Price Equity Income Portfolio           56,676     121,886
        T. Rowe Price Personal Strategy Balanced
          Portfolio                                    471,231     509,296
        T. Rowe Price International Stock
          Portfolio                                     10,000      95,809
                                                    ----------   ---------
            Total                                   $1,776,341   $1,990,610
                                                    ==========   ==========
    **Formerly Janus Aspen Capital Appreciation Portfolio

    In 2007, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                 Proceeds
                                                    Purchases    on Sales
                                                    ----------   ---------
     *  Janus Aspen Large Cap Growth Portfolio      $   35,518   $  63,708
        Janus Aspen Mid Cap Growth Portfolio           393,618     724,323
    **  Janus Aspen Forty Portfolio                     19,337      20,641
        Janus Aspen Worldwide Growth Portfolio          10,070      19,711
        Janus Aspen Balanced Portfolio                  35,462      22,979
        T. Rowe Price Prime Reserve Portfolio          111,393      23,958
        T. Rowe Price Limited Term Bond Portfolio       18,366      34,086
        T. Rowe Price Equity Income Portfolio           80,354     137,178
        T. Rowe Price Personal Strategy Balanced
           Portfolio                                   465,458     314,369
        T. Rowe Price International Stock
           Portfolio                                    61,512      11,889
                                                    ----------   ---------
            Total                                   $1,231,088   $1,372,842
                                                    ==========   =========

         *Formerly Janus Aspen Growth Portfolio
        **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

4.  Expenses and Related Party Transactions

    A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

    At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

    The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

    The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

    Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.  Fair Value Measurement

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

    In accordance with SFAS 157, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

    The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

    The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

                                                                            Level 1    Level 2     Level 3   Total
                                                                            ---------  ----------  -------  -----------
    Variable Account Investments                                               -       $4,633,391     -     $ 4,633,391

    The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

6.  Changes in Units Outstanding

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                                               Units       Units      Net Increase
                                                               Issued      Redeemed    (Decrease)
                                                               --------    -------    ------------
      *  Janus Aspen Large Cap Growth Portfolio                 10,889     10,151         738
         Janus Aspen Mid Cap Growth Portfolio                   24,233     29,282     (5,049)
     **  Janus Aspen Forty Portfolio                             1,777      2,222       (445)
         Janus Aspen Worldwide Growth Portfolio                  1,547      2,567     (1,020)
         Janus Aspen Balanced Portfolio                          2,135      3,859     (1,724)
         T. Rowe Price Prime Reserve Portfolio                   6,405      7,741     (1,336)
         T. Rowe Price Limited Term Bond Portfolio               1,586      2,200       (614)
         T. Rowe Price Equity Income Portfolio                   3,138      7,528     (4,390)
         T. Rowe Price Personal Strategy Balanced Portfolio      9,385     11,576     (2,191)
         T. Rowe Price International Stock Portfolio               871      8,834     (7,963)

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                               Units       Units      Net Increase
                                                               Issued      Redeemed    (Decrease)
                                                               -------     ---------  ------------
      *  Janus Aspen Large Cap Growth Portfolio                 4,623       8,358     (3,735)
         Janus Aspen Mid Cap Growth Portfolio                  11,240      21,112     (9,872)
     **  Janus Aspen Forty Portfolio                            1,871       1,945        (74)
         Janus Aspen Worldwide Growth Portfolio                 1,223       2,401     (1,178)
         Janus Aspen Balanced Portfolio                         2,461       1,680         781
         T. Rowe Price Prime Reserve Portfolio                  5,128       1,098       4,030
         T. Rowe Price Limited Term Bond Portfolio                508       1,349       (841)
         T. Rowe Price Equity Income Portfolio                  3,149       7,583     (4,434)
         T. Rowe Price Personal Strategy Balanced Portfolio     4,429       6,220     (1,791)
         T. Rowe Price International Stock Portfolio            3,896         925       2,971

          *Formerly Janus Aspen Growth Portfolio
         **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

7.  Financial Highlights

    A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 follows:

                                                                                              Expenses      Income
                                                                                              as a % of   as a % of
                                                                            Net Assets         Average     Average
                                                                        --------------------
                                                                          Unit                 Net          Net         Total
                                                               Units      Value      (000's)   Assets#      Assets      Return
                                                               -----      -----      -------   -------      ------      ------
    *  Janus Aspen Large Cap Growth Portfolio                   27,638    $ 4.59     $ 127     1.05 %        .75 %      (40.35) %

       Janus Aspen Mid Cap Growth Portfolio                    113,924     19.42     2,212     1.05         0.25        (44.31)

   **  Janus Aspen Forty Portfolio                              13,085      6.48        85     1.05         0.14        (44.74)

       Janus Aspen Worldwide Growth Portfolio                    6,068      4.22        26     1.05         1.17        (45.25)

       Janus Aspen Balanced Portfolio                           12,165     10.95       133     1.05         2.64        (16.72)

       T. Rowe Price Prime Reserve Portfolio                    13,407     20.10       269     1.05         2.63          1.60

       T. Rowe Price Limited Term Bond Portfolio                 4,761     24.99       119     1.05         4.01          0.49

       T. Rowe Price Equity Income Portfolio                    11,835     10.91       129     1.05         2.28        (36.78)

       T. Rowe Price Personal Strategy Balanced Portfolio       45,914     32.89     1,510     1.05         2.47        (30.62)

       T. Rowe Price International Stock Portfolio               3,810      6.01        23     1.05         1.67        (49.24)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

                                                                                              Expenses     Income
                                                                                               as a % of    as a % of
                                                                         Net Assets            Average      Average
                                                                    --------------------
                                                                          Unit                  Net         Net         Total
                                                               Units      Value      (000's)   Assets#      Assets      Return
                                                               -----      ------     -------   -------      ------      ------
    *  Janus Aspen Large Cap Growth Portfolio                   26,900    $ 7.69     $  207    1.05 %       0.73 %      13.89 %

       Janus Aspen Mid Cap Growth Portfolio                    118,973     34.87      4,149    1.05         0.21        20.77

   **  Janus Aspen Forty Portfolio                              13,530     11.72        159    1.05         0.35        35.57

       Janus Aspen Worldwide Growth Portfolio                    7,088      7.70         55    1.05         0.76         8.48

       Janus Aspen Balanced Portfolio                           13,889     13.15        183    1.05         2.60         9.38

       T. Rowe Price Prime Reserve Portfolio                    14,743     19.78        292    1.05         4.69         3.79

       T. Rowe Price Limited Term Bond Portfolio                 5,375     24.86        134    1.05         4.34         4.37

       T. Rowe Price Equity Income Portfolio                    16,225     17.25        280    1.05         1.70         2.18

       T. Rowe Price Personal Strategy Balanced Portfolio       48,105     47.41      2,281    1.05         2.19         6.49

       T. Rowe Price International Stock Portfolio              11,773     11.84        139    1.05         1.69        11.86

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

                                                                                               Expenses     Income
                                                                                               as a % of    as a % of
                                                               Net Assets                      Average      Average
                                                               -----------------------------
                                                                          Unit                 Net          Net         Total
                                                               Units      Value     (000's)    Assets       Assets      Return
                                                               -----      -----      -------   -------      --------    -------
    * Janus Aspen Large Cap Growth Portfolio                    30,635    $ 6.76     $  207    1.05 %       0.48 %      10.22 %

      Janus Aspen Mid Cap Growth Portfolio                     128,845     28.88      3,721    1.05            -        12.44

   ** Janus Aspen Forty Portfolio                               13,601      8.65        118    1.05         0.34         8.21

      Janus Aspen Worldwide Growth Portfolio                     8,266      7.10         59    1.05         1.72        16.98

      Janus Aspen Balanced Portfolio                            13,108     12.02        158    1.05         2.15        9.57

      T. Rowe Price Prime Reserve Portfolio                     10,713     19.06        204    1.05         4.49        3.51

      T. Rowe Price Limited Term Bond Portfolio                  6,216     23.82        148    1.05         3.99        2.98

      T. Rowe Price Equity Income Portfolio                     20,659     16.88        349    1.05         1.59        17.74

      T. Rowe Price Personal Strategy Balanced Portfolio        49,896     44.52      2,221    1.05         2.09        10.69

      T. Rowe Price International Stock Portfolio                8,802     10.59         93    1.05         1.24        17.87


    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

                                                                                               Expenses     Income
                                                                                               as a % of    as a % of
                                                                    Net Assets                 Average      Average
                                                               -----------------------------
                                                                          Unit                  Net          Net        Total
                                                               Units      Value      (000's)   Assets#      Assets      Return
                                                               -----      -----      ------    -------      ------      ------
    * Janus Aspen Large Cap Growth Portfolio                    28,812    $ 6.13     $  177    1.05 %       0.35 %       3.16  %
      Janus Aspen Mid Cap Growth Portfolio                     139,196     25.86      3,575    1.05            -        11.14
   ** Janus Aspen Forty Portfolio                               16,968      7.99        136    1.05         0.21        11.68
      Janus Aspen Worldwide Growth Portfolio                     6,671      6.07         40    1.05         1.49         4.76
      Janus Aspen Balanced Portfolio                            14,168     10.97        155    1.05         2.34         6.83
      T. Rowe Price Prime Reserve Portfolio                     10,745     18.41        198    1.05         2.75         1.72
      T. Rowe Price Limited Term Bond Portfolio                  6,443     23.13        149    1.05         3.57         0.69
      T. Rowe Price Equity Income Portfolio                     19,090     14.34        274    1.05         1.70         2.84
      T. Rowe Price Personal Strategy Balanced Portfolio        52,317     40.22      2,104    1.05         1.77         5.32
      T. Rowe Price International Stock Portfolio                8,497      8.98         76    1.05         5.60        14.82

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

    * Formerly Janus Aspen Growth Portfolio
   ** Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                               Expenses     Income
                                                                                               as a % of    as a % of
                                                               Net Assets                      Average      Average
                                                               --------------------
                                                                          Unit                 Net          Net         Total
                                                               Units      Value      (000's)   Assets#      Assets      Return
                                                               -----      -----      -------   -------      ------      ------

      Janus Aspen Growth Portfolio                              27,770    $ 5.94     $  165    1.05  %      0.14  %      3.48   %

      Janus Aspen Mid Cap Growth Portfolio                     149,866     23.11      3,462    1.05           -         19.55
      Janus Aspen Capital Appreciation
      Portfolio                                                 17,347      7.16        124    1.05         0.24        17.06

      Janus Aspen Worldwide Growth Portfolio                     6,161      5.79         36    1.05         1.04         3.73

      Janus Aspen Balanced Portfolio                            12,791     10.27         131   1.05         2.31         7.45

      T. Rowe Price Prime Reserve Portfolio                     11,558     18.10         209   1.05         0.88        (0.12)

      T. Rowe Price Limited Term Bond Portfolio                  7,606     22.98         175   1.05         3.30        0.09

      T. Rowe Price Equity Income Portfolio                     14,638     13.94         204   1.05         1.59        13.78

      T. Rowe Price Personal Strategy Balanced Portfolio        56,988     38.19       2,176   1.05         2.04        11.68
      T. Rowe Price International Stock
      Portfolio                                                  2,057      7.82          16   1.05         1.25        12.64

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

8.    Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.